Acquisitions (Pro Forma Information - Historical MarkWest Utica EMG Information) (Details) - USD ($) $ in Millions	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Revenues	$ 310	$ 195	$ 193	$ 183	$ 190	$ 187	$ 186	$ 184		$ 961	$ 793	$ 713
Less: Net income attributable to noncontrolling interests										1	57	68
Net income attributable to MPLX LP	$ 18	$ 41	$ 51	$ 46	$ 29	$ 30	$ 28	$ 34		$ 156	121	$ 78
MarkWest Utica EMG [Member]
Business Acquisition [Line Items]
Revenues									$ 152		85
Cost of revenue excluding depreciation and amortization									27		48
Depreciation and Amortization									61		50
Less: Net income attributable to noncontrolling interests									64		31
Net income attributable to MPLX LP									$ (5)		$ (46)

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.